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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

             Read Instructions at end of Form before preparing Form.
                              Please Print or Type

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1. Name and address of issuer:
         North American Funds
         116 Huntington Ave
         Boston, MA 02116
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2. Name of each series or class of funds for which this notice is filed:

Class A, B and C shares of the following series of the North American Funds:

                               Small/Mid Cap Fund
                               International Small Cap Fund
                               Growth Equity Fund
                               Global Growth Fund
                               Value Equity Fund (formerly, the "Growth Fund") Growth and Income Fund
                               International Growth and Income Fund
                               Asset Allocation Fund
                               Strategic Income Fund
                               Investment Quality Bond Fund
                               U.S. Government Securities Fund
                               National Municipal Bond Fund
                               Money Market Fund
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3. Investment Company Act File Number:   811-5797
    Securities Act File Number:   33-27958
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4. Last day of fiscal year for which this notice is filed:   October 31, 1996
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the year but before termination of the issuer's 24F-2 declaration:

         Not Applicable     /  /
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6. Date of termination of issuer's declaration under rule 24F-2(a)(1), if applicable (see Instruction A.6):

         Not Applicable
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7. Number and Amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
         None

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
         None

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9. Number and aggregate sale price of securities sold during the fiscal year:

         88,457,123 shares          $339,964,787

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24F-2:

         88,457,123 shares          $339,964,787
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):

         3,502,314 shares           $31,933,440
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
12. Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal              $339,964,787
         year in reliance on rule 24F-2 (From Item 10):                          -----------

         (ii) Aggregate price of shares issued in connection with               + 31,933,440
         dividend reinvestment plans (from Item 11, if applicable):              -----------

         (iii) Aggregate price of shares redeemed or repurchased                -317,180,270
         during fiscal year (if applicable):                                     -----------

         (iv) Aggregate price of shares redeemed or repurchased                 +          0
         and previously applied as a reduction to filing fees pursuant           -----------
         to rule 24e-2 (if applicable):

         (v) Net aggregate price of securities sold and issued during the         54,717,957
         fiscal year in reliance on rule 24f-2  [line (i), plus line (ii),       -----------
         less line (iii), plus line (iv)] if applicable:

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act       x     1/3300
         of 1933 or other applicable law or regulation (See instruction C.6):    -----------


         (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:          $  16,581.20
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

Instruction:       Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a): [x]
Date of mailing or wire transfer of filing fees
to the Commission's lockbox depository:                    December 23, 1996

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                           North American Funds

By (Signature and Title)   /s/RICHARD C. HIRTLE
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                           Richard C. Hirtle
                           Treasurer
Date:  December 24, 1996